GOVERNMENT SUBSIDIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GOVERNMENT SUBSIDIES
Proceeds from Government Subsidies	$ 6,246	$ 5,883	$ 3,911
Government subsidies received	5,978	5,022	3,867
Income and depreciation and amortization expenses related to government subsidies	$ 69	$ 15	$ 2